Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 384,000
Previously Paid Amount	0.00
Total Fee Amount	53.03
Total Offset Amount	0.00
Net Fee	53.03
Narrative - Max Aggregate Offering Price	$ 384,000
Final Prospectus	true